FINANCING RECEIVABLES	12 Months Ended
Dec. 31, 2016
FINANCING RECEIVABLES
FINANCING RECEIVABLES

NOTE F. FINANCING RECEIVABLES

The following table presents financing receivables, net of allowances for credit losses, including residual values.

($ in millions)

At December 31:	2016	2015
Current
Net investment in sales-type and direct financing leases	$2,909	$3,057
Commercial financing receivables	9,706	8,948
Client loan and installment payment receivables (loans)	6,390	7,015

Total	$19,006	$19,020

Noncurrent
Net investment in sales-type and direct financing leases	$3,950	$4,501
Client loan and installment payment receivables (loans)	5,071	5,512

Total	$9,021	$10,013

Net investment in sales-type and direct financing leases relates principally to the company’s systems products and are for terms ranging generally from two to six years. Net investment in sales-type and direct financing leases includes unguaranteed residual values of $585 million and $645 million at December 31, 2016 and 2015, respectively, and is reflected net of unearned income of $513 million and $536 million, and net of the allowance for credit losses of $133 million and $213 million at those dates, respectively. Scheduled maturities of minimum lease payments outstanding at December 31, 2016, expressed as a percentage of the total, are approximately: 2017, 46 percent; 2018, 29 percent; 2019, 16 percent; 2020, 6 percent; and 2021 and beyond, 2 percent.

Commercial financing receivables, net of allowance for credit losses of $28 million and $19 million at December 31, 2016 and 2015, respectively, relate primarily to inventory and accounts receivable financing for dealers and remarketers of IBM and OEM products. Payment terms for inventory and accounts receivable financing generally range from 30 to 90 days.

Client loan and installment payment receivables (loans), net of allowance for credit losses of $276 million and $377 million at December 31, 2016 and 2015, respectively, are loans that are provided primarily to clients to finance the purchase of hardware, software and services. Payment terms on these financing arrangements are generally for terms up to seven years.

Client loan and installment payment financing contracts are priced independently at competitive market rates. The company has a history of enforcing these financing agreements.

The allowance for credit losses at December 31, 2016 reflects a write-off in the fourth quarter of $188 million of previously reserved customer accounts as a result of recent experience and history across the portfolio, particularly in China. Of this total, $41 million was in major markets and $147 million in growth markets and $73 million and $115 million was in lease receivables and loan receivables, respectively.

The company utilizes certain of its financing receivables as collateral for nonrecourse borrowings. Financing receivables pledged as collateral for borrowings were $689 million and $545 million at December 31, 2016 and 2015, respectively. These borrowings are included in note J, “Borrowings,” on pages 120 to 122.

The company did not have any financing receivables held for sale as of December 31, 2016 and 2015.

Financing Receivables by Portfolio Segment

The following tables present financing receivables on a gross basis, excluding the allowance for credit losses and residual value, by portfolio segment and by class, excluding current commercial financing receivables and other miscellaneous current financing receivables at December 31, 2016 and 2015. The company determines its allowance for credit losses based on two portfolio segments: lease receivables and loan receivables, and further segments the portfolio into two classes: major markets and growth markets.

($ in millions)

	Major	Growth
At December 31, 2016:	Markets	Markets	Total
Financing receivables
Lease receivables	$5,013	$1,323	$6,336
Loan receivables	9,148	2,589	11,737
Ending balance	$14,161	$3,912	$18,073
Collectively evaluated for impairment	$14,119	$3,646	$17,765
Individually evaluated for impairment	$43	$266	$309
Allowance for credit losses
Beginning balance at January 1, 2016
Lease receivables	$25	$188	$213
Loan receivables	83	293	377

Total	$109	$481	$590

Write-offs	(59)	(176)	(235)
Provision	7	51	58
Other	0	(3)	(3)
Ending balance at December 31, 2016	$57	$353	$410
Lease receivables	$6	$127	$133
Loan receivables	$51	$225	$276
Collectively evaluated for impairment	$30	$98	$128
Individually evaluated for impairment	$27	$255	$281

($ in millions)

	Major	Growth
At December 31, 2015:	Markets	Markets	Total
Financing receivables
Lease receivables	$5,517	$1,524	$7,041
Loan receivables	9,739	3,165	12,904
Ending balance	$15,256	$4,689	$19,945
Collectively evaluated for impairment	$15,180	$4,227	$19,406
Individually evaluated for impairment	$76	$462	$539
Allowance for credit losses
Beginning balance at January 1, 2015
Lease receivables	$32	$133	$165
Loan receivables	79	317	396

Total	$111	$450	$561

Write-offs	(14)	(48)	(62)
Provision	20	122	141
Other	(8)	(43)	(51)
Ending balance at December 31, 2015	$109	$481	$590
Lease receivables	$25	$188	$213
Loan receivables	$83	$293	$377
Collectively evaluated for impairment	$43	$36	$79
Individually evaluated for impairment	$65	$445	$511

When determining the allowances, financing receivables are evaluated either on an individual or a collective basis. For individually evaluated receivables, the company determines the expected cash flow for the receivable and calculates an estimate of the potential loss and the probability of loss. For those accounts in which the loss is probable, the company records a specific reserve. In addition, the company records an unallocated reserve that is calculated by applying a reserve rate to its different portfolios, excluding accounts that have been specifically reserved. This reserve rate is based upon credit rating, probability of default, term, characteristics (lease/loan) and loss history.

Financing Receivables on Non-Accrual Status

The following table presents the recorded investment in financing receivables which were on non-accrual status at December 31, 2016 and 2015.

($ in millions)

At December 31:	2016	2015
Major markets	$2	$2
Growth markets	38	63

Total lease receivables	$40	$65

Major markets	$19	$13
Growth markets	127	91

Total loan receivables	$145	$104

Total receivables	$185	$168

Impaired Loans

The company considers any loan with an individually evaluated reserve as an impaired loan. Depending on the level of impairment, loans will also be placed on a non-accrual status. The following tables present impaired client loan receivables at December 31, 2016 and 2015.

($ in millions)

	Recorded	Related
At December 31, 2016:	Investment	Allowance
Major markets	$31	$28
Growth markets	191	185

Total	$223	$213

($ in millions)

	Recorded	Related
At December 31, 2015:	Investment	Allowance
Major markets	$50	$47
Growth markets	297	284

Total	$347	$331

($ in millions)

			Interest
			Income
	Average	Interest	Recognized
For the year ended	Recorded	Income	on Cash
December 31, 2016:	Investment	Recognized	Basis
Major markets	$55	$0	$—
Growth markets	284	0	—

Total	$339	$0	$—

($ in millions)

			Interest
			Income
	Average	Interest	Recognized
For the year ended	Recorded	Income	on Cash
December 31, 2015:	Investment	Recognized	Basis
Major markets	$51	$0	$—
Growth markets	315	0	—

Total	$367	$0	$—

Credit Quality Indicators

The company’s credit quality indicators, which are based on rating agency data, publicly available information and information provided by customers, are reviewed periodically based on the relative level of risk. The resulting indicators are a numerical rating system that maps to Moody’s Investors Service credit ratings as shown below. The company uses information provided by Moody’s, where available, as one of many inputs in its determination of customer credit rating.

The tables present the net recorded investment for each class of receivables, by credit quality indicator, at December 31, 2016 and 2015. Receivables with a credit quality indicator ranging from Aaa to Baa3 are considered investment grade. All others are considered non-investment grade. The credit quality indicators do not reflect mitigation actions that the company may take to transfer credit risk to third parties.

Lease Receivables

($ in millions)

	Major	Growth
At December 31, 2016:	Markets	Markets
Credit rating
Aaa – Aa3	$496	$44
A1 – A3	1,162	181
Baa1 – Baa3	1,381	140
Ba1 – Ba2	1,144	246
Ba3 – B1	566	313
B2 – B3	271	163
Caa – D	26	69

Total	$5,047	$1,156

Loan Receivables

($ in millions)

	Major	Growth
At December 31, 2016:	Markets	Markets
Credit rating
Aaa – Aa3	$904	$87
A1 – A3	2,117	355
Baa1 – Baa3	2,515	274
Ba1 – Ba2	2,084	483
Ba3 – B1	1,031	613
B2 – B3	494	320
Caa – D	48	135

Total	$9,193	$2,268

At December 31, 2016, the industries which made up Global Financing’s receivables portfolio consisted of: Financial (34 percent), Government (14 percent), Manufacturing (13 percent), Services (12 percent), Retail (8 percent), Communications (7 percent), Healthcare (6 percent) and Other (6 percent).

Lease Receivables

($ in millions)

	Major	Growth
At December 31, 2015:*	Markets	Markets
Credit rating
Aaa – Aa3	$535	$34
A1 – A3	1,318	142
Baa1 – Baa3	1,486	343
Ba1 – Ba2	1,208	309
Ba3 – B1	510	243
B2 – B3	401	189
Caa – D	33	76

Total	$5,492	$1,336

* Reclassified to conform to 2016 presentation

Loan Receivables

($ in millions)

	Major	Growth
At December 31, 2015:*	Markets	Markets
Credit rating
Aaa – Aa3	$941	$73
A1 – A3	2,318	305
Baa1 – Baa3	2,613	738
Ba1 – Ba2	2,125	664
Ba3 – B1	897	522
B2 – B3	705	406
Caa – D	58	164

Total	$9,656	$2,872

* Reclassified to conform to 2016 presentation

At December 31, 2015, the industries which made up Global Financing’s receivables portfolio consisted of: Financial (36 percent), Manufacturing (14 percent), Government (11 percent), Services (11 percent), Retail (9 percent), Communications (7 percent), Healthcare (6 percent) and Other (6 percent).

Past Due Financing Receivables

($ in millions)

		Fully	<90 Days		Recorded
	Total	Reserved	or Unbilled	Total	Investment
	Past Due	Financing	Financing	Financing	>90 Days and
At December 31, 2016:	> 90 Days(1)	Receivables	Receivables	Receivables	Accruing(2)
Major markets	$8	$11	$4,994	$5,013	$34
Growth markets	23	78	1,222	1,323	77

Total lease receivables	$31	$89	$6,216	$6,336	$111

Major markets	$15	$5	$9,129	$9,148	$62
Growth markets	16	177	2,396	2,589	80

Total loan receivables	$31	$182	$11,524	$11,737	$141

Total	$62	$271	$17,740	$18,073	$253

(1)	Only the portion of a financing receivable which is greater than 90 days past due, excluding amounts that are fully reserved.
(2)	At a contract level, which includes total billed and unbilled amounts for aged financing receivables greater than 90 days

($ in millions)

		Fully	<90 Days		Recorded
	Total	Reserved	or Unbilled	Total	Investment
	Past Due	Financing	Financing	Financing	>90 Days and
At December 31, 2015:*	> 90 Days(1)	Receivables	Receivables	Receivables	Accruing(2)
Major markets	$5	$33	$5,479	$5,517	$108
Growth markets	30	140	1,355	1,524	60

Total lease receivables	$35	$173	$6,834	$7,041	$168

Major markets	$7	$35	$9,696	$9,739	$134
Growth markets	31	309	2,825	3,165	86

Total loan receivables	$38	$344	$12,521	$12,904	$220

Total	$73	$517	$19,355	$19,945	$388

(1)	Only the portion of a financing receivable which is greater than 90 days past due, excluding amounts that are fully reserved.
(2)	At a contract level, which includes total billed and unbilled amounts for aged financing receivables greater than 90 days
*	Reclassified to conform to 2016 presentation

Troubled Debt Restructurings

The company assessed all restructurings that occurred on or after January 1, 2015 and determined that there were no significant troubled debt restructurings for the years ended December 31, 2016 and 2015.